Form N-1A Cover	Oct. 15, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 15, 2026
Prospectus Date	Aug. 28, 2026